Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund VIII
Entity Central Index Key	0000743366
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	24,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 392,610	$ 560,140
Property Net	2,013,056	1,997,662
Investment in Joint Venture	192,874	194,859
Uncollected Rental Revenue	99,553	79,231
Prepaid Advertising	3,413	3,281
Other Assets	14,500	24,280
TOTAL	2,716,006	2,859,453
LIABILITIES:
Distribution due to Partners	181,818	242,424
Incentive Management Fee Liability	6,605
Property Management Fee Liability	7,570	7,486
Deferred Income	39,880	37,991
Accrued Expenses	25,717	26,236
Other Liabilities	17,149	17,774
Total Liabilities	278,739	331,911
PARTNERS' EQUITY:
General Partners	(80,195)	(79,292)
Limited Partners	2,517,462	2,606,834
Total Partners' Equity	2,437,267	2,527,542
TOTAL	$ 2,716,006	$ 2,859,453

Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Self-storage rental income	$ 1,703,230	$ 1,716,672
Ancillary operating revenue	155,668	129,975
Interest and other income	151	279
TOTAL	1,859,049	1,846,926
EXPENSES:
Depreciation	15,344	13,865
Operating	649,493	672,721
General and administrative	272,381	237,689
General partners' incentive management fee	75,874	84,282
Property management fee	90,849	90,352
Total	1,103,941	1,098,909
INCOME BEFORE EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	755,108	748,017
EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	67,315	79,331
NET INCOME	822,423	827,348
AGGREGATE INCOME ALLOCATED TO:
General partners	8,224	8,273
Limited partners	814,199	819,075
TOTAL	822,423	827,348
Weighted average limited partnership units outstanding	24,000	24,000
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 33.92	$ 34.13

Statements of Partners' Equity (Deficit) (USD $)	General Partners	Limited Partners	Total
Beginning Balance at Dec. 31, 2009	$ (77,826)	$ 2,751,889	$ 2,674,063
Net Income Allocation	8,273	819,075	827,348
Distributions	9,739	964,130	973,869
Ending Balance at Dec. 31, 2010	(79,292)	2,606,834	2,527,542
Net Income Allocation	8,224	814,199	822,423
Distributions	9,127	903,571	912,698
Ending Balance at Dec. 31, 2011	$ (80,195)	$ 2,517,462	$ 2,437,267

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 822,423	$ 827,348
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,344	13,865
Equity in earnings of real estate joint venture	(67,315)	(79,331)
Distributions from real estate joint venture	69,300	75,300
Changes in assets and liabilities:
Other assets	(10,674)	9,221
Incentive management fee payable to General Partners	6,605	(24,833)
Property management fees payable	84	(1,463)
Customer deposits and other liabilities	(59,861)	3,994
Net cash provided by operating activities	775,906	824,101
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(30,738)	(5,533)
Net cash used in investing activities	(30,738)	(5,533)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(912,698)	(973,869)
Net cash used in financing activities	(912,698)	(973,869)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(167,530)	(155,301)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	560,140	715,441
CASH AND CASH EQUIVALENTS AT END OF PERIOD	392,610	560,140
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	181,818	242,424

General	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
General

DSI Realty Income Fund VIII, a California Limited Partnership (the "Partnership"), has three general partners (DSI Properties, Inc. and RJC Capital Management, LLC and JWC Capital Management, LLC. The general partners have made no capital contributions to the Partnership and are not required to make any capital contributions in the future. The Partnership has a maximum life of 50 years and was formed on November 28, 1983, under the California Uniform Limited Partnership Act for the primary purpose of acquiring and operating real estate.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, Registrant sold twenty-four thousand (24,000) units of limited partnership interests aggregating Twelve Million Dollars ($12,000,000). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions) without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The Partnership owns mini-storage facilities located in El Centro, Lompoc, Stockton, and Huntington Beach, California; and has a 30% interest in a facility located in Aurora, Colorado through a joint venture with DSI Realty Income Fund IX. All facilities were purchased from Dahn Corporation ("Dahn"). Dahn is not affiliated with the Partnership. Dahn is affiliated with other partnerships in which DSI Properties, Inc. is a general partner (see Note 7).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Cash and Cash Equivalents - The Partnership classifies its short-term investments purchased with an original maturity of three months or less as cash equivalents.

Uncollected Rental Revenue - The Partnership estimates the collectability of uncollected rental revenue on an ongoing basis by reviewing past-due monthly rents and assessing the current creditworthiness of each tenant.  Allowances are provided based on historical write-offs. Allowances on uncollected rental revenue as of December 31, 2011 and 2010 were $24,888 and $19,808, respectively.

Property and Depreciation - Property is recorded at cost and is composed primarily of mini-storage facilities. Depreciation is provided using the straight-line method over an estimated useful life of 20 years for the facilities. Building improvements are depreciated over a five year period. Property under capital leases is amortized over the lesser of the lives of the respective leases or the estimated useful lives of the assets.

Income Taxes - No provision has been made for income taxes in the accompanying financial statements. The taxable income or loss of the Partnership is allocated to each partner in accordance with the terms of the Agreement of Limited Partnership. Each partner's tax status, in turn, determines the appropriate income tax for its allocated share of the Partnership's taxable income or loss. The net difference between the basis of the Partnership's assets and liabilities for federal income tax purposes and as reported for financial statement purposes for the year ended December 31, 2010 is $20,265. For the year ended December 31, 2011 the Partnership changed the accounting method for federal income tax purposes from cash to accrual basis thereby eliminating the difference in the basis of the Partnership’s assets and liabilities between tax and the GAAP basis financial statements. The change in tax accounting method resulted in an adjustment to the limited partners’ capital account for tax purposes only in order to coincide with the accounting method used to prepare the Partnership’s GAAP basis financial statements.

Revenues - Rental income, which is generally earned pursuant to month-to-month leases for storage space, as well as late charges and administrative fees, are recognized as earned. Promotional discounts reduce rental income over the promotional period. Ancillary revenues and interest and other income are recognized when earned.

Advertising Expense - Costs related to advertising in Yellow Pages are capitalized and amortized over 12 months. All other advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2011 and 2010 were $114,585 and 136,901 respectively.

Net Income per Limited Partnership Unit - Net income per limited partnership unit is computed by dividing net income allocated to the limited partners by the weighted average number of limited partnership units outstanding during each year.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Impairment of Long-Lived Assets - The Partnership regularly reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the asset, the Partnership would recognize an impairment loss to the extent the carrying value exceeded the fair value of the property. No impairment losses were required in 2011 or 2010.

Fair Value of Financial Instruments - For all financial instruments, including cash and cash equivalents, uncollected rent revenue, other assets, distributions due to partners, incentive management fee payable to general partners, property management fee payable, customer deposits, other liabilities and deferred income, carrying values approximate fair values because of the short maturity of those instruments. The carrying value of the capital lease obligations approximates fair value because the terms of the instrument are similar to terms available to the Partnership for similar types of leasing agreements.

Concentrations of Credit Risk - Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash and cash equivalents and uncollected rent revenue. The Partnership places its cash and cash equivalents with high credit quality institutions. Accounts at banks are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. At December 31, 2011, the Partnership had $35,917 in excess of insured limits. The Partnership performs ongoing evaluations of these institutions to limit its concentration of risk exposure. Management believes this risk is not significant due to the financial strength of the financial institutions utilized by the Partnership.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income (loss) as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income (loss) in either a single continuous statement of comprehensive income (loss) which contains two sections, net income (loss) and other comprehensive income (loss), or in two separate but consecutive statements. This guidance will be effective for fiscal years beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to impact its financial position or results of operations, as it only requires a change in the format of presentation.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to have a significant impact on its financial position or results of operations.

Property	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property

The total cost of property and accumulated depreciation were as follows as of December 31:

	2011	2010
Land	$ 1,969,877	$ 1,969,877
Buildings and improvements	6,130,185	6,099,447
Rental trucks	70,047	70,047
Total	8,170,109	8,139,371
Less accumulated depreciation	(6,157,053)	(6,141,709)
Property - net	$ 2,013,056	$ 1,997,662

Allocation of Profits and Losses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Allocation of Profits and Losses

MANAGEMENT FEE

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash available for distribution on a cumulative basis, calculated as cash generated from operations less capital expenditures.

Business Segment Information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Business Segment Information

The following disclosure about segment reporting of the Partnership is made in accordance with the requirements of ASC 280-10 (formerly SFAS No. 131, "Disclosures About Segments of an Enterprise and Related Information") The Partnership operates in a single segment; storage facility operations, under which the Partnership rents its storage facilities to its customers on a need basis and charges rent on a predetermined rate.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

The partnership has entered into management agreements with Dahn to operate their mini-storage facility. The management provides for a management fee equal to 5% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to $90,849 and $90,352 for the years ended December 31, 2011 and 2010, respectively. Amounts payable to Dahn at December 31, 2011 and 2010, were $7,570 and $7,486, respectively.

Beginning in July 2011, the General Partner, DSI Properties, Inc. performs all tax related work with respect to the Partnership. These services are paid monthly in the amount of $3,685. Tax fees paid to DSI Properties, Inc. for the year ended December 31, 2011 were $22,110.

Investment in Real Estate Joint Venture	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Investment in Real Estate Joint Venture

The Partnership is involved in a joint venture (the Buckley Road facility) that owns a mini-storage facility in Aurora, Colorado. Under the terms of the joint venture agreement, the Partnership is entitled to 30% of the profits or losses of the venture and owns 30% of the mini-storage facility as a tenant-in-common with DSI Realty Income ("Fund IX"), which has the remaining 70% interest in the venture. The agreement specifies that DSI Properties, Inc. (a general partner in both the Partnership and Fund IX) shall make all decisions relating to the activities of the joint venture and the management of the property. The Partnership accounts for this investment under the equity method. For 2011, the Buckley Road facility had total assets of $671,849, liabilities of $26,886, revenue of $540,973, expense of $316,588 and net income of $224,385. For 2010, the Buckley Road facility had total assets of $674,559, liabilities of $22,981, revenue of $587,826, expense of $323,389 and net income of $264,437.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

Events subsequent to December 31, 2011 have been evaluated through the date these financial statements were issued, to determine whether they should be disclosed to keep the financial statements from being misleading. Management found no subsequent events that should be disclosed.

Schedule III	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Schedule III

REAL ESTATE AND ACCUMULATED DEPRECIATION
As of December 31, 2011

				Costs Capitalized Subsequent to Acquisition Improvements	Gross Amount at Which Carried
	Initial Cost to Partnership				December 31, 2011
Description	Acquisition Date	Land	Buildings and Improvements		Land	Buildings and Improvements	Total	Accumulated Depreciation
MINI-U-STORAGE
El Centro, CA	04/85	$163,560	$708,710	$8,708	$163,560	$717,418	$880,978	($718,597)
Lompoc, CA	02/85	277,200	1,524,229	54,762	277,200	1,578,991	1,856,191	(1,558,432)
Stockton, CA	01/85	353,117	1,375,823	68,997	353,117	1,444,820	1,797,937	(1,427,257)
Huntington Beach, CA	06/85	1,176,000	2,306,019	82,937	1,176,000	2,388,956	3,564,956	(2,382,721)
		$1,969,877	$5,914,781	$215,404	$1,969,877	$6,130,185	$8,100,062	($6,087,007)

Notes:
1. Depreciation expense is computed using the straight-line method over an estimated useful life of 20 years for the buildings.
2. There are no encumbrances